Label	Element	Value
Aberdeen U.S. Multi-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen U.S. Multi-Cap Equity Fund

Supplement to the Fund’s Prospectus and Statement of Additional Information, each dated February 27, 2015, as supplemented to date

As disclosed in a Prospectus supplement dated September 9, 2015, effective October 31, 2015, the name of the Aberdeen U.S. Equity Fund (the “Fund”) changed to the Aberdeen U.S. Multi-Cap Equity Fund and the Fund’s primary benchmark changed from the S&P 500® Index to the Russell 3000® Index to better reflect the size of the companies in which the Fund intends to invest. Accordingly, all references to the Aberdeen U.S. Equity Fund are replaced with Aberdeen U.S. Multi-Cap Equity Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen U.S. Multi-Cap Equity Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The table compares the Fund’s average annual total returns to the returns of the Russell 3000® Index and the S&P 500® Index. The Russell 3000® Index replaced the S&P 500® Index as the Fund’s primary benchmark to better reflect the size of the companies in which the Fund intends to invest.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fourth sentence of the first paragraph under the “Summary — Aberdeen U.S. Equity Fund — Performance” section of the Fund’s prospectus is replaced with the following:

The table compares the Fund’s average annual total returns to the returns of the Russell 3000® Index and the S&P 500® Index.  The Russell 3000® Index replaced the S&P 500® Index as the Fund’s primary benchmark to better reflect the size of the companies in which the Fund intends to invest.

The following sentence is added as the penultimate sentence of the second paragraph under the “Summary — Aberdeen U.S. Equity Fund — Performance” section of the Summary Section of the Fund’s prospectus:

Effective October 31, 2015, the Fund’s name changed from Aberdeen U.S. Equity Fund to Aberdeen U.S. Multi-Cap Equity Fund.

The following is added as the penultimate row to the Average Annual Total Returns table under the “Summary — Aberdeen U.S. Equity Fund — Performance” section of the Fund’s prospectus:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference. This Supplement is dated November 2, 2015.
Aberdeen U.S. Multi-Cap Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.94%